Long-term Debt - Schedule of Senior Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Carrying value of the debt, beginning balance	$ 378,434
Interest expense paid	(25,145)	$ (21,964)
Accretion of discount	2,501	2,311
Carrying value of the debt, ending balance	377,831	378,434
Less: current portion, represented by accrued interest	(36,826)	(15,525)
Non-current portion	341,005	362,909
Change in FVTPL	2,661	(9,455)
Senior Notes
Disclosure of detailed information about borrowings [line items]
Carrying value of the debt, beginning balance	298,107	295,796
Interest expense accrued	20,625	20,625
Interest expense paid	(20,625)	(20,625)
Accretion of discount	2,501	2,311
Carrying value of the debt, ending balance	300,608	298,107
Less: current portion, represented by accrued interest	(8,135)
Non-current portion	292,473
Embedded Derivative Asset [Member]
Disclosure of detailed information about borrowings [line items]
Change in FVTPL	$ 0	$ (996)